American Funds Insurance Series® - Portfolio
Series
American Funds® Global Growth Portfolio
Investment portfolio
September 30, 2023
unaudited
Growth funds 80.07%	Shares	Value (000)
American Funds Insurance Series - Global Growth Fund, Class 1	634,117	$19,264
American Funds Insurance Series - Growth Fund, Class 1	147,553	12,843
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	582,361	9,632
American Funds Insurance Series - International Fund, Class 1	398,603	6,422
American Funds Insurance Series - New World Fund, Class 1	135,303	3,211
Total growth funds (cost: $56,349,000)		51,372
Growth-and-income funds 20.02%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	1,020,095	12,843
Total growth-and-income funds (cost: $13,458,000)		12,843
Total investment securities 100.09% (cost: $69,807,000)		64,215
Other assets less liabilities (0.09)%		(56)
Net assets 100.00%		$64,159
Investments in affiliates1

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 9/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80.07%
American Funds Insurance Series - Global Growth Fund, Class 1	$18,388	$2,801	$2,023	$(314)	$412	$19,264	$56	$1,499
American Funds Insurance Series - Growth Fund, Class 1	12,224	1,623	2,762	(1,015)	2,773	12,843	25	742
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	9,237	1,126	901	(503)	673	9,632	9	123
American Funds Insurance Series - International Fund, Class 1	6,153	651	698	(253)	569	6,422	16	—
American Funds Insurance Series - New World Fund, Class 1	3,097	175	258	(21)	218	3,211	9	—
						51,372
Growth-and-income funds 20.02%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	12,279	1,040	1,448	(112)	1,084	12,843	54	—
Total 100.09%				$(2,218)	$5,729	$64,215	$169	$2,364

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Portfolio Series — Page 1 of 13

American Funds® Growth and Income Portfolio
Investment portfolio
September 30, 2023
unaudited

Growth funds 9.88%	Shares	Value (000)
American Funds Insurance Series - Growth Fund, Class 1	372,982	$32,464
Total growth funds (cost: $27,293,000)		32,464
Growth-and-income funds 39.91%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	5,203,724	65,515
American Funds Insurance Series Washington Mutual Investors Fund, Class 1	2,488,180	32,893
American Funds Insurance Series - Growth-Income Fund, Class 1	617,036	32,697
Total growth-and-income funds (cost: $136,563,000)		131,105
Asset allocation funds 10.08%
American Funds Insurance Series - Asset Allocation Fund, Class 1	1,495,795	33,102
Total asset allocation funds (cost: $41,729,000)		33,102
Equity-income funds 10.04%
American Funds Insurance Series - Capital Income Builder, Class 1	3,060,616	32,994
Total equity-income funds (cost: $29,767,000)		32,994
Fixed income funds 30.18%
American Funds Insurance Series - The Bond Fund of America, Class 1	10,754,569	99,157
Total fixed income funds (cost: $118,915,000)		99,157
Total investment securities 100.09% (cost: $354,267,000)		328,822
Other assets less liabilities (0.09)%		(283)
Net assets 100.00%		$328,539
American Funds Insurance Series — Portfolio Series — Page 2 of 13

unaudited
Investments in affiliates1

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 9/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 9.88%
American Funds Insurance Series - Growth Fund, Class 1	$32,068	$2,517	$6,733	$(1,025)	$5,637	$32,464	$65	$1,909
Growth-and-income funds 39.91%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	65,384	973	6,075	(2,449)	7,682	65,515	279	—
American Funds Insurance Series - Washington Mutual Investors Fund, Class 1	—	34,207	2,198	81	803	32,893	165	314
American Funds Insurance Series - Growth-Income Fund, Class 1	65,332	2,318	38,569	1,848	1,768	32,697	121	1,784
						131,105
Asset allocation funds 10.08%
American Funds Insurance Series - Asset Allocation Fund, Class 1	32,555	2,006	1,366	(286)	193	33,102	174	1,313
Equity-income funds 10.04%
American Funds Insurance Series - Capital Income Builder, Class 1	32,842	1,475	676	(22)	(625)	32,994	634	—
Fixed income funds 30.18%
American Funds Insurance Series - The Bond Fund of America, Class 1	97,317	8,524	4,539	(253)	(1,892)	99,157	597	—
Total 100.09%				$(2,106)	$13,566	$328,822	$2,035	$5,320

[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Portfolio Series — Page 3 of 13

American Funds® Managed Risk Growth Portfolio
Investment portfolio
September 30, 2023
unaudited

Growth funds 54.91%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	5,490,709	$477,911
American Funds Insurance Series – Global Growth Fund, Class 1	7,865,557	238,956
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	9,634,474	159,354
Total growth funds (cost: $850,321,000)		876,221
Growth-and-income funds 19.97%
American Funds Insurance Series – Growth-Income Fund, Class 1	4,509,448	238,956
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	6,021,288	79,601
Total growth-and-income funds (cost: $323,118,000)		318,557
Fixed income funds 19.96%
American Funds Insurance Series – The Bond Fund of America, Class 1	34,550,658	318,557
Total fixed income funds (cost: $338,747,000)		318,557
Short-term securities 4.30%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.29%[1]	68,549,798	68,550
Total short-term securities (cost: $68,550,000)		68,550
Options purchased 0.13%
Options purchased*		2,150
Total options purchased (cost: $7,293,000)		2,150
Total investment securities 99.27% (cost: $1,588,029,000)		1,584,035
Other assets less liabilities 0.73%		11,578
Net assets 100.00%		$1,595,613
*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2023 (000)
S&P 500 Index	275	USD117,921	USD2,775.00	12/15/2023	$63
S&P 500 Index	290	124,354	2,800.00	12/15/2023	71
S&P 500 Index	165	70,753	2,825.00	12/15/2023	40
S&P 500 Index	360	154,370	2,850.00	12/15/2023	88
S&P 500 Index	450	192,962	2,875.00	12/15/2023	128
S&P 500 Index	115	49,313	2,900.00	12/15/2023	34
American Funds Insurance Series — Portfolio Series — Page 4 of 13

unaudited
*Options purchased (continued)

Put (continued)
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2023 (000)
S&P 500 Index	10	USD4,288	USD3,150.00	12/15/2023	$5
S&P 500 Index	75	32,160	3,225.00	12/15/2023	38
S&P 500 Index	85	36,448	3,250.00	12/15/2023	46
S&P 500 Index	430	184,386	3,275.00	12/15/2023	254
S&P 500 Index	90	38,593	3,350.00	12/15/2023	61
S&P 500 Index	415	177,954	3,250.00	3/15/2024	799
S&P 500 Index	45	19,296	3,300.00	3/15/2024	83
S&P 500 Index	145	62,177	3,325.00	3/15/2024	317
S&P 500 Index	55	23,584	3,350.00	3/15/2024	123
					$2,150
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized (depreciation) appreciation at 9/30/2023 (000)
5 Year U.S. Treasury Note Futures	Long	36	12/1/2023	USD3,793	$(34)
Nikkei 225 Index Futures	Short	14	12/1/2023	(2,967)	54
Japanese Yen Currency Futures	Short	40	12/1/2023	(3,389)	35
FTSE 100 Index Futures	Short	54	12/1/2023	(5,031)	14
British Pound Currency Futures	Short	69	12/1/2023	(5,266)	33
Russell 2000 Mini Index Futures	Short	125	12/1/2023	(11,241)	134
Mini MSCI Emerging Market Index Futures	Short	270	12/1/2023	(12,899)	194
S&P Mid 400 E-mini Index Futures	Short	75	12/1/2023	(18,903)	205
Euro Stoxx 50 Index Futures	Short	527	12/1/2023	(23,365)	107
Euro Currency Futures	Short	185	12/1/2023	(24,541)	145
S&P 500 E-mini Index Futures	Short	681	12/1/2023	(147,283)	2,067
					$2,954
American Funds Insurance Series — Portfolio Series — Page 5 of 13

unaudited
Investments in affiliates2

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (000)	Value of affiliates at 9/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 54.91%
American Funds Insurance Series – Growth Fund, Class 1	$471,472	$135,343	$196,388	$(26,841)	$94,325	$477,911	$930	$27,320
American Funds Insurance Series – Global Growth Fund, Class 1	235,810	53,793	53,140	(19,601)	22,094	238,956	685	18,466
American Funds Insurance Series – Global Small Capitalization Fund, Class 1	157,207	39,865	41,457	(15,880)	19,619	159,354	149	1,999
						876,221
Growth-and-income funds 19.97%
American Funds Insurance Series – Growth-Income Fund, Class 1	235,810	42,440	53,219	263	13,662	238,956	868	12,786
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	78,603	12,887	15,426	(2,257)	5,794	79,601	394	749
						318,557
Fixed income funds 19.96%
American Funds Insurance Series – The Bond Fund of America, Class 1	298,604	109,866	82,320	(13,645)	6,052	318,557	1,933	—
Total 94.84%				$(77,961)	$161,546	$1,513,335	$4,959	$61,320

[1]	Rate represents the seven-day yield at 9/30/2023.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation
USD = U.S. dollars
American Funds Insurance Series — Portfolio Series — Page 6 of 13

American Funds® Managed Risk Growth and Income Portfolio
Investment portfolio
September 30, 2023
unaudited

Growth funds 9.97%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	1,440,241	$125,359
Total growth funds (cost: $115,171,000)		125,359
Growth-and-income funds 49.86%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	24,878,305	313,218
American Funds Insurance Series – Growth-Income Fund, Class 1	3,547,430	187,978
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	9,482,494	125,359
Total growth-and-income funds (cost: $607,805,000)		626,555
Asset allocation funds 4.98%
American Funds Insurance Series – Asset Allocation Fund, Class 1	2,829,632	62,620
Total asset allocation funds (cost: $71,627,000)		62,620
Equity-income funds 14.96%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	17,437,693	187,978
Total equity-income funds (cost: $190,404,000)		187,978
Fixed income funds 14.96%
American Funds Insurance Series – The Bond Fund of America, Class 1	20,388,106	187,978
Total fixed income funds (cost: $201,172,000)		187,978
Short-term securities 4.53%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.29%[1]	56,898,672	56,899
Total short-term securities (cost: $56,899,000)		56,899
Options purchased 0.15%
Options purchased*		1,907
Total options purchased (cost: $5,786,000)		1,907
Total investment securities 99.41% (cost: $1,248,864,000)		1,249,296
Other assets less liabilities 0.59%		7,360
Net assets 100.00%		$1,256,656
American Funds Insurance Series — Portfolio Series — Page 7 of 13

unaudited
*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2023 (000)
S&P 500 Index	200	USD85,761	USD2,775.00	12/15/2023	$46
S&P 500 Index	255	109,345	2,800.00	12/15/2023	62
S&P 500 Index	110	47,169	2,825.00	12/15/2023	27
S&P 500 Index	255	109,345	2,850.00	12/15/2023	62
S&P 500 Index	345	147,938	2,875.00	12/15/2023	98
S&P 500 Index	80	34,304	2,900.00	12/15/2023	24
S&P 500 Index	15	6,432	3,225.00	12/15/2023	8
S&P 500 Index	65	27,872	3,250.00	12/15/2023	35
S&P 500 Index	330	141,506	3,275.00	12/15/2023	195
S&P 500 Index	85	36,449	3,350.00	12/15/2023	58
S&P 500 Index	440	188,674	3,250.00	3/15/2024	847
S&P 500 Index	30	12,864	3,300.00	3/15/2024	56
S&P 500 Index	105	45,025	3,325.00	3/15/2024	229
S&P 500 Index	35	15,008	3,350.00	3/15/2024	78
S&P 500 Index	35	15,008	3,375.00	3/15/2024	82
					$1,907
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized (depreciation) appreciation at 9/30/2023 (000)
5 Year U.S. Treasury Note Futures	Long	140	12/1/2023	USD14,750	$(131)
Russell 2000 Mini Index Futures	Short	13	12/1/2023	(1,169)	11
Nikkei 225 Index Futures	Short	18	12/1/2023	(3,814)	61
Japanese Yen Currency Futures	Short	49	12/1/2023	(4,151)	35
FTSE 100 Index Futures	Short	79	12/1/2023	(7,361)	27
British Pound Currency Futures	Short	101	12/1/2023	(7,708)	29
Mini MSCI Emerging Market Index Futures	Short	198	12/1/2023	(9,459)	110
S&P Mid 400 E-mini Index Futures	Short	38	12/1/2023	(9,578)	72
Euro Stoxx 50 Index Futures	Short	381	12/1/2023	(16,892)	42
Euro Currency Futures	Short	133	12/1/2023	(17,643)	70
S&P 500 E-mini Index Futures	Short	445	12/1/2023	(96,242)	826
					$1,152
American Funds Insurance Series — Portfolio Series — Page 8 of 13

unaudited
Investments in affiliates2

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 9/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 9.97%
American Funds Insurance Series – Growth Fund, Class 1	$126,842	$34,939	$54,435	$(4,452)	$22,465	$125,359	$246	$7,216
Growth-and-income funds 49.86%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	317,226	40,479	69,909	(28,354)	53,776	313,218	1,317	—
American Funds Insurance Series – Growth-Income Fund, Class 1	317,226	37,291	184,308	(22,647)	40,416	187,978	687	10,119
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	—	137,011	15,127	391	3,084	125,359	625	1,187
						626,555
Asset allocation funds 4.98%
American Funds Insurance Series – Asset Allocation Fund, Class 1	63,421	7,435	8,155	(2,224)	2,143	62,620	331	2,490
Equity-income funds 14.96%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	190,263	25,676	24,475	2,789	(6,275)	187,978	3,633	—
Fixed income funds 14.96%
American Funds Insurance Series – The Bond Fund of America, Class 1	183,909	50,048	41,800	(7,405)	3,226	187,978	1,147	—
Total 94.73%				$(61,902)	$118,835	$1,190,490	$7,986	$21,012

[1]	Rate represents the seven-day yield at 9/30/2023.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation
USD = U.S. dollars
American Funds Insurance Series — Portfolio Series — Page 9 of 13

American Funds® Managed Risk Global Allocation Portfolio
Investment portfolio
September 30, 2023
unaudited

Growth funds 24.93%	Shares	Value (000)
American Funds Insurance Series – Global Growth Fund, Class 1	2,918,553	$88,666
Total growth funds (cost: $88,811,000)		88,666
Growth-and-income funds 19.94%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	5,634,572	70,939
Total growth-and-income funds (cost: $69,003,000)		70,939
Asset allocation funds 9.98%
American Funds Insurance Series – Asset Allocation Fund, Class 1	1,603,546	35,486
Total asset allocation funds (cost: $38,288,000)		35,486
Balanced funds 24.93%
American Funds Insurance Series – American Funds Global Balanced Fund, Class 1	7,832,655	88,666
Total balanced funds (cost: $100,382,000)		88,666
Fixed income funds 14.96%
American Funds Insurance Series – Capital World Bond Fund, Class 1[1]	5,709,536	53,213
Total fixed income funds (cost: $55,438,000)		53,213
Short-term securities 4.81%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.29%[2]	17,110,019	17,110
Total short-term securities (cost: $17,110,000)		17,110
Options purchased 0.19%
Options purchased*		681
Total options purchased (cost: $1,546,000)		681
Total investment securities 99.74% (cost: $370,578,000)		354,761
Other assets less liabilities 0.26%		931
Net assets 100.00%		$355,692
American Funds Insurance Series — Portfolio Series — Page 10 of 13

unaudited
*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2023 (000)
S&P 500 Index	85	USD36,449	USD2,800.00	12/15/2023	$21
S&P 500 Index	15	6,432	2,825.00	12/15/2023	4
S&P 500 Index	85	36,448	2,850.00	12/15/2023	21
S&P 500 Index	95	40,737	2,875.00	12/15/2023	27
S&P 500 Index	15	6,432	3,225.00	12/15/2023	8
S&P 500 Index	10	4,288	3,250.00	12/15/2023	5
S&P 500 Index	10	4,288	3,275.00	12/15/2023	6
S&P 500 Index	30	12,864	3,350.00	12/15/2023	20
S&P 500 Index	245	105,057	3,250.00	3/15/2024	472
S&P 500 Index	10	4,288	3,300.00	3/15/2024	18
S&P 500 Index	10	4,288	3,325.00	3/15/2024	22
S&P 500 Index	10	4,288	3,350.00	3/15/2024	22
S&P 500 Index	15	6,432	3,375.00	3/15/2024	35
					$681
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized (depreciation) appreciation at 9/30/2023 (000)
5 Year U.S. Treasury Note Futures	Long	54	12/1/2023	USD5,690	$(50)
Russell 2000 Mini Index Futures	Short	3	12/1/2023	(270)	(1)
Nikkei 225 Index Futures	Short	3	12/1/2023	(636)	7
Japanese Yen Currency Futures	Short	11	12/1/2023	(932)	3
S&P Mid 400 E-mini Index Futures	Short	6	12/1/2023	(1,512)	(1)
FTSE 100 Index Futures	Short	17	12/1/2023	(1,584)	5
British Pound Currency Futures	Short	21	12/1/2023	(1,602)	(3)
Mini MSCI Emerging Market Index Futures	Short	63	12/1/2023	(3,010)	6
Euro Stoxx 50 Index Futures	Short	136	12/1/2023	(6,030)	(31)
Euro Currency Futures	Short	47	12/1/2023	(6,235)	(6)
S&P 500 E-mini Index Futures	Short	40	12/1/2023	(8,651)	9
					$(62)
American Funds Insurance Series — Portfolio Series — Page 11 of 13

unaudited
Investments in affiliates3

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 9/30/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 24.93%
American Funds Insurance Series – Global Growth Fund, Class 1	$93,020	$22,665	$28,444	$(5,043)	$6,468	$88,666	$258	$6,961
Growth-and-income funds 19.94%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	74,423	11,014	20,435	(7,039)	12,976	70,939	301	—
Asset allocation funds 9.98%
American Funds Insurance Series – Asset Allocation Fund, Class 1	37,229	4,128	5,864	259	(266)	35,486	189	1,424
Balanced funds 24.93%
American Funds Insurance Series – American Funds Global Balanced Fund, Class 1	93,020	17,193	12,911	(473)	(8,163)	88,666	694	10,988
Fixed income funds 14.96%
American Funds Insurance Series – Capital World Bond Fund, Class 1[1]	55,826	11,868	13,154	(2,992)	1,665	53,213	—	—
Total 94.74%				$(15,288)	$12,680	$336,970	$1,442	$19,373

[1]	Fund did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 9/30/2023.
[3]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation
USD = U.S. dollars
American Funds Insurance Series — Portfolio Series — Page 12 of 13

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of option contracts while held by Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio was $1,041,217,000, $819,298,000 and $235,077,000, respectively. The average month-end notional amount of futures contracts while held by Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio was $972,000,000, $1,046,581,000 and $283,747,000, respectively.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment.
As of September 30, 2023, all of the investments held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
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American Funds Insurance Series — Portfolio Series — Page 13 of 13